SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Revenue, Major Customer [Line Items]
Net sales:	$ 19,166	$ 19,603	$ 22,935
Operating income:	1,938	761	1,516
Depreciation and amortization expense:	319	266	317
Capital expenditure:	271	197	524
Total assets:	18,130	17,552
Property, plant and equipment:	770	954
Metal Stamping and Mechanical OEM [Member]
Revenue, Major Customer [Line Items]
Net sales:	9,638	8,323	10,268
Operating income:	955	267	738
Depreciation and amortization expense:	160	107	137
Capital expenditure:	136	88	226
Total assets:	8,402	7,374
Property, plant and equipment:	391	412
Electric OEM [Member]
Revenue, Major Customer [Line Items]
Net sales:	9,528	11,280	12,667
Operating income:	1,123	646	916
Depreciation and amortization expense:	159	159	180
Capital expenditure:	135	109	298
Total assets:	9,535	8,597
Property, plant and equipment:	379	542
Corporate [Member]
Revenue, Major Customer [Line Items]
Operating income:	(140)	(152)	$ (138)
Total assets:	$ 193	$ 1,581